Income Tax - Summary of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax:
Current income tax charge	$ (7,731)	$ (6,926)	$ (10,963)
Adjustments in respect of current income tax of previous year	(79)	(758)	3,897
Deferred income tax:
Relating to origination and reversal of temporary differences	(11,843)	(9,173)	427
Income tax expense reported in the consolidated statements of operations	(19,653)	(16,857)	(6,639)
Consolidated Statements of Other Comprehensive Income (Loss)
Tax effect of remeasurement on defined benefit plans	667	229	412
Income tax charged directly to other comprehensive (loss) income	$ 667	$ 229	$ 412